SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 24,853,126	$ 20,880,804
Less: accumulated depreciation	(1,783,935)	(1,652,162)
Property, plant and equipment, net	23,069,191	19,228,642
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,085,041	1,065,736
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,075,151	2,037,311
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	226,014	222,679
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 21,466,920	$ 17,555,078